AAM/HIMCO Short Duration Fund
Class A: ASDAX
Class C: ASDCX
Class I: ASDIX

Supplement dated May 9, 2016, to the Prospectus and
Statement of Additional Information dated November 1, 2015 and Summary Prospectus dated November 5, 2015

Effective immediately, the Fund’s new website is:

https://www.aamlive.com/publicsite/mutual-funds

Please file this Supplement with your records.